Share Capital - Additional Information (Details)				12 Months Ended
	Jul. 26, 2018 shares	Apr. 11, 2018 USD ($) shares	Mar. 01, 2017 USD ($) shares	Dec. 31, 2018 shares	Nov. 20, 2018 USD ($)	Aug. 30, 2018 shares	Jun. 27, 2018 USD ($) shares	Dec. 31, 2017 shares
Share Capital [Line Items]
Common shares, value authorized | $							$ 500,000
Common shares, shares authorized				50,000,000			5,000,000,000	470,393,343
Common shares, shares outstanding	42,666,670			0				42,666,670
Preferred stock, shares outstanding	27,867,937							27,867,937
Share split, ratio			0.1
Common shares, shares issued				0				42,666,670
IPO | American Depositary Shares
Share Capital [Line Items]
Shares issued	9,060,000
Preferred Stock | IPO
Share Capital [Line Items]
Share split, ratio	1
Common Stock
Share Capital [Line Items]
Shares issued				6,059,708
Share repurchased under repurchase plan				46,303
Common Stock | IPO
Share Capital [Line Items]
Share split, ratio	1
Series C Contingently Redeemable Convertible Preferred Shares | T.C.L. Industries Holdings (H.K.) Ltd
Share Capital [Line Items]
Redemption of preferred shares		1,738,720
Redemption of preferred shares, value | $		$ 9,049,000,000
Class A Common Shares
Share Capital [Line Items]
Common shares, shares authorized				4,920,000,000				0
Common shares, shares outstanding				59,547,823				0
Common shares, shares issued				59,547,823				0
Share repurchased under repurchase plan			46,303	46,303
Class A Common Shares | IPO
Share Capital [Line Items]
Preferred stock, shares issued upon conversion	27,867,937
Conversion of stock, shares issued	25,666,481
Class A Common Shares | IPO | American Depositary Shares
Share Capital [Line Items]
Shares issued	6,040,000
Class A Common Shares | Over-Allotment Option
Share Capital [Line Items]
Common shares, shares issued						19,708
Class B Common Shares
Share Capital [Line Items]
Common shares, shares authorized				30,000,000				0
Common shares, shares outstanding				17,000,189				0
Common shares, shares issued				17,000,189				0
Class B Common Shares | IPO
Share Capital [Line Items]
Conversion of stock, shares issued	17,000,189
American Depositary Shares
Share Capital [Line Items]
Share repurchased under repurchase plan			69,455	69,455
American Depositary Shares | Maximum
Share Capital [Line Items]
Share repurchase plan, authorized amount | $			$ 10,000,000		$ 10,000,000